Revenue - Disaggregation based on geographical location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Total revenue	$ 464,549	$ 479,688	$ 434,094
Over a period of time
Disclosure of geographical areas [line items]
Revenue	$ 348,032
Hero Wars
Disclosure of geographical areas [line items]
Percentage of group's total revenues	90.00%	96.00%	99.00%
US
Disclosure of geographical areas [line items]
Total revenue	$ 163,818		$ 136,570
Europe
Disclosure of geographical areas [line items]
Total revenue	117,183		93,620
Asia
Disclosure of geographical areas [line items]
Total revenue	111,123		106,404
Other
Disclosure of geographical areas [line items]
Total revenue	$ 72,425		$ 97,500